Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

23.Commitments and contingencies

Short-term lease commitments

The Group has leased office premises under non-cancellable short-term operating lease agreements. Future aggregate minimum lease payments under non-cancellable short-term operating lease agreements are as follows:

As of
December 31,
2025
RMB
Within one year	1,844
Total	1,844

Contingencies

On February 17, 2021, another putative securities class action was filed against us and certain of the Company’s officers in the U.S. District Court for the Southern District of New York: Guttentag v. Jianpu Technology Inc. et al. (Case No. 21-cv-01419). The plaintiffs in the case allege, in sum and substance, that certain of the Company’s disclosures since the first quarter of 2018 contained material misstatements and omissions in violation of the Securities Exchange Act of 1934. On July 20, 2021, the lead plaintiff filed an amended class action complaint: Enrique Africa v. Jianpu Technology Inc. et al. (Case No. 21-cv-01419). On September 3, 2021, the Company filed a motion to dismiss. On September 28, 2021, the court granted the Company motion to dismiss all claims with leave to amend. On November 28, 2022, the lead plaintiff filed the second amended complaint. On January 27, 2023, the Company filed a motion to dismiss the second amended complaint. On August 23, 2023, the Court granted the Company’s motion to dismiss the second amended complaint and closed the case with no claim for the Company.

In addition, from time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of its business. For these legal proceedings, the Group is currently unable to estimate the possible loss or a possible range of loss, if any, but the Group believes that the likelihood for such legal proceedings individually and in the aggregate, when finally resolved, to cause a material impact on the Group’s financial position, result of operations and cash flows to be remote.